Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2018 and 2017, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2018	2017
	(dollars in thousands)
Commitments to extend credit	$110,329	$112,637
Credit card commitments	10,611	10,405
Standby letters of credit	933	1,360
	$121,873	$124,402